S000000778 [Member] Expense Example, No Redemption - Putnam Dynamic Asset Allocation Balanced Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	$ 1,753